9. COMMON STOCK	12 Months Ended
Dec. 31, 2013
Notes to Financial Statements
Note 9. COMMON STOCK

Share issuances

In July 1995, the Company completed a private placement consisting of 4,200,000 common shares issued at a price of C$0.02 per share for gross proceeds of $60,852.

In July 1995, the Company issued 3,200,000 shares at a value of $147,520 for the acquisition of a mineral property interest in Costa Rica. This mineral property was abandoned in 2001.

In January 1997, the Company completed a private placement consisting of 1,680,000 common shares issued at a price of C$0.06 per share for gross proceeds of $77,553.

In April 1997, the Company completed a private placement consisting of 2,200,000 common shares issued at a price of C$0.12 per share for gross proceeds of $197,165.

In February 2000, the Company issued 1,128,000 common shares for cash proceeds of $113,922 on the exercise of stock options.

In September 2002, the Company completed a brokered private placement consisting of 4,000,000 units issued at a price of C$0.20 per unit for gross proceeds of $505,520. Each unit consisted of one common share and one-half non-transferable share purchase warrant. Each whole share purchase warrant entitled the holder to acquire one additional common share at a price of C$0.40 per share for a period of one year. As part of this private placement, the Company issued 310,000 units as a finder's fee to the agent. Related share issue costs of $112,338 were comprised of cash costs totalling $72,556 and the fair value of 310,000 units estimated at $39,782, of which $39,178 was assigned to the common shares.

In January 2003, the Company completed a combination brokered and non-brokered private placement consisting of 2,500,000 units issued at a price of C$0.35 per unit for gross proceeds of $569,975. Each unit consisted of one common share and one-half non-transferable share purchase warrant. As part of this private placement, the Company issued 329,723 agent's warrants. Each whole share purchase warrant entitled the holder to acquire one additional common share at a price of C$0.40 per share for a period of one year. Related share issue costs of $94,461 were comprised of cash costs totalling $78,188 and the fair value of the agents warrants estimated at $16,273.

In January 2003, the Company issued 100,000 common shares at a value of $35,827 as a finder's fee towards the acquisition of mineral property interests.

In February 2003, the Company issued 12,500 common shares for proceeds of $3,288 on the exercise of warrants.

In March 2003, the Company issued 135,416 common shares at a value of $45,839 and 67,708 non-transferable share purchase warrants with a value of $5,252 to settle accounts payable totalling $45,839. Each share purchase warrant entitled the holder to acquire one additional common share at a price of C$0.60 per share for a period of one year.

In April 2003, the Company completed a non-brokered private placement consisting of 1,000,000 units issued at a price of C$0.40 per unit for proceeds of $275,560. Each unit consisted of one common share and one non-transferable share purchase warrant. Each share purchase warrant entitled the holder to acquire one additional common share at a price of C$0.50 per share for the first year and at C$0.60 per share for the second year. The Company incurred costs of $4,408 with respect to this private placement.

In August 2003, the Company completed a non-brokered private placement consisting of 2,000,000 common shares issued at a price of C$0.20 per share for gross proceeds of $288,360. Related share issue costs were $15,270.

In October 2003, the Company completed a short-form offering and issued 2,352,942 units at a price of C$0.85 per unit for gross proceeds of $1,510,400. Each unit consisted of one common share and one-half of one non-transferable share purchase warrant. Each whole share purchase warrant allowed the holder to purchase one additional common share at an exercise price of C$1.06 on or before October 22, 2005. The agent for the offering was paid a cash commission of 8.5% of the gross proceeds received, or $128,384, in respect of units sold and received agent's warrants to acquire common shares equal to 10% of the number of units sold, or 235,294 warrants. The agent's warrants allowed the agent to purchase one additional common share at an exercise price of C$0.95 per share on or before October 22, 2004. The agent was also issued 100,000 units as a corporate finance fee. Each agent's unit consisted of one common share and one-half of one non-transferable share purchase warrant. Each whole share purchase warrant allowed the agent to purchase one additional common share at an exercise price of C$0.95 on or before October 22, 2004. Related share issue costs of $296,296 were comprised of cash costs totalling $164,004 and the fair value of 100,000 agents units estimated at $72,576 and the fair value of 235,294 agent's warrants estimated at $59,716. The fair value of the agent's units of $72,576 consisted of $64,192 assigned to the common shares and $8,384 assigned to the warrants.

In October 2003, the Company completed a brokered private placement consisting of 12,000,000 units at a price of C$1.00 per unit for gross proceeds of $9,092,400. Each unit consisted of one common share and one-half of one non-transferable share purchase warrant. Each whole share purchase warrant allowed the holder to purchase one additional common share at an exercise price of C$1.35 on or before October 31, 2005. The agent for the offering was paid a cash commission of $566,381, and received 920,000 agent'swarrants. The agent's warrants allowed the agent to purchase one additional common share at an exercise price of C$1.35 per share on or before April 30, 2005. Related share issue costs of $991,149 were comprised of cash costs totalling $680,124 and the fair value of the agents warrants estimated at $311,025.

In November 2003, the Company issued 5,000,000 shares at a value of $3,806,000 pursuant to the Lookout Hill mineral property purchase agreement.

During the eight month period ended December 31, 2003 the Company issued 3,730,372 common shares for cash proceeds of $1,310,221 on the exercise of warrants. The warrants exercised had a fair value of $6,443 when issued.

During the eight month period ended December 31, 2003, the Company issued 35,000 common shares for cash proceeds of $14,704 on the exercise of stock options. The options exercised had a fair value of $4,026 when granted.

In January 2004, the Company issued 50,000 common shares for cash proceeds of $17,942 on the exercise of stock options. The options exercised had a fair value of $8,238 when granted.

In November 2004, the Company completed a non-brokered private placement consisting of 4,600,000 units at a price of C$1.00 per unit for gross proceeds of $3,846,521. Each unit consisted of one common share and one non-transferable share purchase warrant. Each share purchase warrant entitled the holder to purchase one additional common share at a price of C$1.10 on or before November 9, 2006. Related share issue costs were comprised of cash costs totalling $21,026.

During the year ended December 31, 2004, the Company issued 533,836 common shares for cash proceeds of $173,011 on the exercise of warrants. The warrants exercised had a fair value of $13,197 when issued.

In June 2005, the Company completed a non-brokered private placement consisting of 5,665,730 units at a price of C$2.20 per unit for gross proceeds of $10,170,207. Each unit consisted of one common share, one non-transferable share purchase A warrant and one non-transferable share purchase B warrant. Two A warrants entitled the holder to purchase one common share of the Company at a price of C$2.75 for a period of 2 years. Two B warrants entitled the holder to purchase one common share of the Company at a price of C$3.00 for a period of two years. Pursuant to an agreement with the Company, the placee, Kennecott Canada Exploration Inc. (now Rio Tinto Exploration Canada Inc. (“Rio Tinto”)) (indirect wholly-owned subsidiary of Rio Tinto plc) had the right to acquire additional securities and participate in future financings by the Company so as to maintain its proportional equity in the Company. This right was subsequently assigned to Rio Tinto International Holdings Limited, and terminated on March 1, 2013.  Related share issue costs were $521,798.

In July 2005, the Company completed a non-brokered private placement consisting of 1,876,680 units at a price of C$2.20 per unit for gross proceeds of $3,367,890. Each unit consisted of one common share, one non-transferable share purchase A warrant and one non-transferable share purchase B warrant. Two A warrants entitled the holder to purchase one common share of the Company at a price of C$2.75 for a period of 2 years. Two B warrants entitled the holder to purchase one common share of the Company at a price of C$3.00 for a period of two years.

During the year ended December 31, 2005, the Company issued 10,456,450 common shares for cash proceeds of $10,475,291 on the exercise of warrants.

During the year ended December 31, 2005, the Company issued 772,000 common shares for cash proceeds of $705,673 on the exercise of stock options. The fair value recorded when the options were granted was $532,908.

During the year ended December 31, 2006, the Company issued 1,215,000 common shares for cash proceeds of $1,108,717 on the exercise of stock options. The fair value recorded when the options were granted was $753,628.

In June 2006, the Company issued 4,167 common shares to the University of British Columbia as a donation to become a member of the Mineral Deposit Research Unit. The fair value recorded when the shares were issued of $8,870 was recorded as a donation expense.

In June 2007, the Company issued 7,542,408 common shares for cash proceeds of $20,392,043 on the exercise of warrants.

In August 2007, the Company issued 15,000 shares at a value of $33,976 to Empirical Discovery, LLC (“Empirical”) pursuant to a mineral property option agreement.

In November 2007, the Company completed an underwriten short form prospectus offering of 10,000,000 common shares at price of C$3.00 per share for gross proceeds of C$30,000,000. Turquoise Hill and Rio Tinto elected to exercise their respective rights to maintain their percentage ownership interests.  Turqoise Hill acquired 2,128,356 shares at C$3.00 for gross proceeds of C$6,464,881. Rio Tinto acquired 2,300,284 shares at C$3.00 for proceeds of C$6,987,113. Related share issuance costs were $1,981,360.

During the year ended December 31, 2007, the Company issued 728,700 common shares for cash proceeds of $603,684 on the exercise of stock options. The fair value recorded when the options were granted was $322,880.

In February 2008, the Company issued 10,000 shares at a fair value of $20,066 pursuant to a mineral property option agreement.

In August 2008, the Company issued 20,000 shares at a fair value of $40,875 pursuant to a mineral property option agreement.

During the year ended December 31, 2008, the Company issued 958,057 common shares for cash proceeds of $856,470 on the exercise of stock options. The fair value recorded when the options were granted of $591,456 has been transferred from additional paid–in capital to common stock on the exercise of the options. Included in the issued shares were 144,169 common shares issued pursuant to the cashless exercise of 296,112 options with an exercise price of C$1.00, with the remaining 151,943 options treated as cancelled.

In February 2009, the Company issued 20,000 shares at a fair value of $22,515 pursuant to a mineral property option agreement.

In August 2009, the Company issued 72,500 shares at a fair value of $130,056 pursuant to mineral property option agreements.

In November 2009, the Company issued 50,000 shares at a fair value of $122,551 pursuant to a mineral property option agreement.

During the year ended December 31, 2009, the Company issued 2,355,948 common shares for cash proceeds of $2,280,050 on the exercise of stock options. The fair value recorded when the options were granted was $2,050,489. Included in the issued shares were 415,448 common shares issued pursuant to the cashless exercise of 705,000 options with an exercise price of C$1.15, with the remaining 289,552 options treated as cancelled.

In February 2010, the Company issued 30,000 shares at a fair value of $82,391 pursuant to a mineral property option agreement.

In June 2010, the Company issued 15,020,801 shares at a fair value of $28,325,101 pursuant to the acquisition of PacMag and incurred $147,228 of share issue costs.

In August 2010, the Company issued 80,000 shares at a fair value of $185,863 pursuant to a mineral property option agreement covering the Lordsburg and Oak Grove properties in New Mexico.

In October 2010, the Company issued 20,000 shares at a fair value of $53,797 pursuant to a finder’s fee agreement in connection with a mineral property option agreement.

In October 2010, the Company issued 22,500 shares at a fair value of $60,233 pursuant to a mineral property option agreement.

During the year ended December 31, 2010, the Company issued 2,122,278 common shares for cash proceeds of $2,699,728 on the exercise of stock options. The fair value recorded when the options were granted was $1,932,407. Included in the issued shares were 430,078 common shares issued pursuant to the cashless exercise of 100,000 options with an exercise price of C$1.32, 1,535,300 options with an exercise price of C$1.75, and 7,500 options with an exercise price of C$2.60, with the remaining 1,212,722 options treated as cancelled.

In February 2011, the Company issued 40,000 shares at a fair value of $122,189 pursuant to a mineral property option agreement.

In July 2011, the Company issued 550,000 shares at a fair value of $1,271,371 to acquire Honey Badger Exploration Inc.’s remaining 49% interest in what was then known as the Blackjack property.

In August 2011, the Company issued 150,000 shares at a fair value of $304,793 pursuant to a mineral property option agreement.

In October 2011, the Company issued 12,500 shares at a fair value of $19,753 pursuant to a mineral property option agreement.

In November 2011, the Company completed a marketed offering and issued 10,000,000 shares at a price of C$1.25 per share. Rio Tinto elected to exercise its pre-emptive rights and purchased an additional 1,482,216 shares at a price of C$1.25 per share. The total gross proceeds from the offering were $14,075,483. Related share issuance costs were $1,065,065.

During the year ended December 31, 2011, the Company issued 427,147 common shares for cash proceeds of $608,466 on the exercise of stock options. The fair value recorded when the options were granted was $442,255. Included in the issued shares were 87,847 common shares issued pursuant to the cashless exercise of 245,000 options with an exercise price of C$1.32, with the remaining 157,153 options treated as cancelled.

In January 2012, the underwriters for the Company’s November 2011 marketed offering exercised their over allotment option pursuant to which the Company issued 1,150,000 common shares at a price of C$1.25 per share. Rio Tinto elected to exercise its pre-emptive rights and purchased an additional 170,455 shares at a price of C$1.25 per share. The total gross proceeds from the over allotment were $1,628,583. Related share issuance costs were $108,058.

In January 2012, the Company issued 40,000 shares at a fair value of $52,293 to acquire certain claims within or contiguous to the boundaries of its Ann Mason Project.

In June 2012, the Company issued 500,000 shares at a fair value of $326,483 to purchase a 100% interest in the Lordsburg and Oak Grove properties.

In March 2013, the Company completed a private placement with Sandstorm consisting of 17,857,142 common shares issued at a price of C$0.56 per share for gross proceeds of $9,722,897.  Related share issuance costs were $86,636.

Stock options

The Company has adopted a stock option plan (the "Plan") to grant options to directors, officers, employees and consultants. Under the Plan, the Company may grant options to acquire up to 10% of the issued and outstanding shares of the Company. Options granted can have a term of up to ten years and an exercise price typically not less than the Company's closing stock price on the last trading day before the date of grant. Vesting is determined at the discretion of the Board of Directors.

The Company uses the Black-Scholes option pricing model to determine the fair value of stock options granted. For employees, the compensation expense is amortized on a straight-line basis over the requisite service period which approximates the vesting period. Compensation expense for stock options granted to non-employees is recognized over the contract services period or, if none exists, from the date of grant until the options vest. Compensation associated with unvested options granted to non-employees is re-measured on each balance sheet date using the Black-Scholes option pricing model.

The Company uses historical data to estimate option exercise, forfeiture and employee termination within the valuation model. The risk-free interest rate is based on a treasury instrument whose term is consistent with the expected term of the stock options. The Company has not paid and does not anticipate paying dividends on its common stock; therefore, the expected dividend yield is assumed to be zero. Companies are required to utilize an estimated forfeiture rate when calculating the expense for the reporting period. Based on the best estimate, management applied the estimated forfeiture rate of Nil in determining the expense recorded in the accompanying Statements of Operations and Comprehensive Loss.

Stock option transactions are summarized as follows:

	Number of Options	Weighted Average Exercise Price (C$)
Balance at December 31, 2010	9,292,800	2.09
Granted	575,000	2.77
Exercised	(427,147)	1.66
Cancelled	(157,153)	1.32
Forfeited	(148,000)	2.31
Balance at December 31, 2011	9,135,500	2.16
Granted	1,882,000	1.22
Expired	(1,177,500)	2.14
Forfeited	(617,000)	2.05
Balance at December 31, 2012	9,223,000	1.98
Granted	7,560,000	0.47
Expired	(2,379,500)	1.80
Forfeited	(3,000)	1.25
Balance at December 31, 2013	14,400,500	1.22

There were 7,560,000 stock options granted during the year ended December 31, 2013 with a weighted average exercise price of C$0.47 and a weighted average fair value of C$0.19. The number of stock options exercisable at December 31, 2013 was 14,400,500.

At December 31, 2013, the following stock options were outstanding:

Number of Options	Exercise Price (C$)	Aggregate Intrinsic Value (C$)	Expiry Date	Number of Options Exercisable	Aggregate Intrinsic Value (C$)

50,000	1.27	-	January 18, 2014	50,000	-
1,289,000	1.32	-	February 12, 2014	1,289,000	-
1,472,500	2.60	-	December 29, 2014	1,472,500	-
300,000	2.34	-	September 22, 2015	300,000	-
1,372,500	2.86	-	November 22, 2015	1,372,500	-
200,000	3.47	-	January 4, 2016	200,000	-
125,000	2.94	-	March 8, 2016	125,000	-
150,000	2.05	-	July 7, 2016	150,000	-
100,000	2.23	-	July 15, 2016	100,000	-
1,681,500	1.25	-	January 6, 2017	1,681,500	-
100,000	0.73	-	June 18, 2017	100,000	-
4,985,000	0.56	-	March 15, 2018	4,985,000	-
50,000	0.32	-	April 9, 2018	50,000	-
150,000	0.34	-	June 27, 2018	150,000	-
2,375,000	0.30	23,750	December 19, 2018	2,375,000	23,750
14,400,500		$ 23,750		14,400,500	$ 23,750

The aggregate intrinsic value in the preceding table represents the total intrinsic value, based on the Company’s closing stock price of C$0.31 per share as of December 31, 2013, which would have been received by the option holders had all option holders exercised their options as of that date. The total number of in-the-money options vested and exercisable as of December 31, 2013 was 2,375,000. The total intrinsic value of options exercised during the year ended December 31, 2013 was $Nil (December 31, 2012 - $Nil; December 31, 2011 - $437,770).

Stock-based compensation

7,560,000 stock options were granted during the year ended December 31, 2013. The fair value of stock options granted during the year ended December 31, 2013 was $1,421,371 (December 31, 2012 - $1,124,930; December 31, 2011 - $944,319). Stock-based compensation recognized during the year ended December 31, 2013 was $1,422,297 (December 31, 2012 - $1,207,878; December 31, 2011 - $991,161) which has been recorded in the consolidated statements of operations as follows with corresponding additional paid-in capital recorded in stockholders' equity:

	Year Ended December 31, 2013	Year Ended December 31, 2012	Year Ended December 31, 2011	Cumulative to December 31, 2013
Exploration	$294,676	$267,452	$146,343	$4,369,529
General and administration	1,127,621	940,426	844,818	19,806,528
	$1,422,297	$1,207,878	$991,161	$24,176,057

The following weighted-average assumptions were used for the Black-Scholes valuation of stock options granted:

	December 31, 2013	December 31, 2012	December 31, 2011

Risk-free interest rate	1.30%	1.13%	2.06%
Expected life of options (years)	4.3	4.9	4.2
Annualized volatility	75%	73%	74%
Dividend rate	0.00%	0.00%	0.00%